Loan Commitments (Tables)	12 Months Ended
Jun. 30, 2018
Loan Commitments [Abstract]
Schedule of outstanding loan commitments
	2018		2017
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$--	$9,512	$--	$9,443
Commitments to fund real estate construction loans	1,104	2,294	692	2,365
Other unused commitment:
Commercial and industrial loans	--	1,331	1,121	--
Other	801	1,448	907	1,266
Letters of credit	--	--	--	--